Other income	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Other income	Note 5. Other income

	Consolidated
	December 2022	December 2021
	$	$
Government grants	—	10,000
Bad debt recovery	—	14,956

Other income	—	24,956